Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 13,074
2014	12,014
2015	11,220
2016	9,926
2017	9,441
Thereafter	27,945
Operating Leases, Future Minimum Payments Due, Total	$ 83,620